Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	2019	2018
Cash and banks	299,374	320,069
Term deposits	399,245	712,869
	698,618	1,032,938

Schedule of changes in operating assets and liabilities

	2019	2018	2017
Decrease (increase) in assets
Trade accounts receivable	(8,634)	8,537	(63,172)
Inventory	(35,425)	52,472	(15,675)
Other assets	(45,891)	(133,716)	23,143
Increase (decrease) in liabilities
Trade payables	18,823	57,411	47,573
Confirming payables	12,278	(40,613)	8,737
Contractual liabilities	(25,641)	(29,543)	(36,299)
Other liabilities	12,856	32,412	(49,572)
	(71,634)	(53,040)	(85,265)